4 Changes in accounting practices and disclosures (Details)	12 Months Ended
Dec. 31, 2020
IFRS 17 [member]
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Standard	IFRS 17 – Insurance Contracts	[1]
Description	Establishes the principles for the recognition, measurement, presentation and disclosure of insurance contracts. IFRS 17 will supersede IFRS 4 Insurance Contracts.	[1]
Impact	The Company does not expect effects from adopting this standard.	[1]
Amendments to IFRS 10 and IAS 28 [member]
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Standard	Amendments to IFRS 10 - Consolidated Statements and IAS 28 - Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	[2]
Description	Clarify situations that involve the sale or contribution of assets between an investor and its associates or joint venture.	[2]
Impact	The Company is assessing the impacts and effects of the amendments; however, it does not expect any effects from the amendments.	[2]
Amendments to IAS 1 [member]
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Standard	Amendments to IAS 1 – Classification of Liabilities as Current or Non-Current.	[1]
Description	These amendments to IAS 1 only affect the presentation of liabilities as current or non-current in the statement of financial position and not the amount or the time of recognition of any asset, liability, income or expense, or the information disclosed on such items. In addition, clarify that the classification of liabilities as current or non-current is based on the rights existing at the balance sheet date, specify that the classification is not affected by the expectations on whether an entity will exercise its right to postpone the settlement of the liability and introduce the definition of 'settlement' to clarify that settlement refers to the transfer to a counterparty, of cash, equity instruments, other assets or services.	[1]
Impact	The Company does not expect any impacts from this standard.	[1]
Amendments to IFRS 3 [member]
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Standard	Amendments to IFRS 3 – Reference to the Conceptual Framework.	[3]
Description	The amendments update IFRS 3 so that it refers to the 2018 Conceptual Framework instead of the 1989 Structure. The amendments also include in IFRS 3 the requirement that, for obligations within the scope of IAS 37, the acquirer applies this standard to identify whether there is an obligation at the acquisition date arising from past events. For a tax within the scope of IFRIC 21 - Taxes, the acquirer applies IFRIC 21 to determine whether the event that resulted in the obligation to pay the tax occurred up to the date of acquisition date. Finally, the amendments add an explicit statement that the acquirer does not recognize contingent assets acquired in a business combination.	[3]
Impact	The Company does not expect effects from this standard.	[3]
Amendments to IAS 16 [member]
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Standard	Amendments to IAS 16 – Proceeds Before Intended Use.	[3]
Description	The amendments prohibit deducting from the cost of an item of property, plant and equipment any proceeds from the sale of items produced before the asset is available for use, i.e. proceeds to bring the asset to the location and in the condition necessary for it to be able to operate as intended by the Company. Consequently, the entity recognizes these proceeds from the sale and corresponding costs in the result and measures the costs of these items in accordance with IAS 2 - Inventories. The amendments further clarify the meaning of “testing whether an asset is functioning properly”. Currently, IAS 16 determines this as assessing whether the technical and physical performance of the asset is such that it can be used in the production or supply of goods or services, for rent to third parties, or for administrative purposes. If not presented separately in the statement of comprehensive income, the financial statements should disclose the amounts of resources and costs included in income corresponding to items produced that are not a product of the entity's ordinary activities, and which items in the statement of comprehensive income include these resources and costs.	[3]
Impact	The Company does not expect effects from this standard.	[3]
Amendments to IAS 37 [member]
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Standard	Amendments to IAS 37 – Onerous Contracts – Cost of Compliance with the Contract.	[3]
Description	The amendments specify that the contract's "compliance cost" comprises costs directly related to the contract, these being the incremental costs of compliance with that contract (e.g., employees or materials) and the allocation of other costs directly related to contract compliance (for example, allocation of depreciation expenses to an item of property, plant and equipment used to fulfill the contract). These amendments apply to contracts for which the entity has not yet fulfilled all of its obligations at the beginning of the annual period in which the entity applies the changes for the first time. The comparative amounts are not restated. Instead, the entity shall recognize the cumulative effect of the initial adoption of the changes as adjusting the opening balance of retained earnings (or another component of shareholders' equity, as applicable) on the date of initial adoption.	[3]
Impact	The Company does not expect effects from this standard.	[3]
Amendments to IFRS 9, IFRS 16,Leases and IAS 41[member]
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Standard	Annual improvements to IFRSs: 2018-2020 Cycle Amendments to IFRS 1 – First-time Adoption of International Financial Reporting Standards1, IFRS 9 – Financial Instruments1, IFRS 16 – Leases and IAS 41 – Biological Assets and Agricultural Product	[3]
Description	· IFRS 1 – Initial Adoption of International Accounting Standards - provides for an additional measure for a subsidiary that becomes an initial adopter after its parent company with respect to accounting for accumulated translation differences. · IFRS 9 – Financial Instruments - clarifies that when applying the “10%” test to assess whether the financial liability should be written off, the entity includes only the fees paid or received between the entity (debtor) and the creditor, including fees paid or received by the entity or creditor on behalf of the other party. · IFRS 16 – Leases - this amendment excludes the example of reimbursement of improvements to third-party properties. Since the amendment is only an illustrative example, no effective date is defined. · IAS 41 – Biological Assets and Agricultural Product - the amendment excludes the requirement for entities to exclude cash flows for taxation when measuring fair value.	[3]
Impact	The Company does not expect effects from this standard.	[3]
Amendments to IFRS 3 - Definition of a Business [member]
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Standard	Amendments to IFRS 3 – Definition of a Business
Description	Clarifies that even though businesses usually have outputs (“products”), products are not required for an integrated set of activities and assets in order to qualify as business. In order to qualify as a business, an acquired set of activities and assets must include at least one input and a substantive process that together contribute significantly to the capacity of creating products.
Impact	The application of this amendment did not impact the disclosures or amounts recognized in the annual financial statements.
Amendments to IAS 1 and IAS 8 [member]
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Standard	Amendments to IAS 1 and IAS 8 – Definition of Material
Description	The purpose of the amendments is to facilitate the understanding of the definition of material in IAS 1 and not to change the underlying concept of materiality in the IFRS Standards. The concept of “hidden” material information with immaterial information was included as part of the new definition.
Impact	The application of these amendments did not impact the disclosures or amounts recognized in the annual financial statements.

[1]	Effective for annual periods beginning on or after January 1, 2023.
[2]	The effective date of the amendments has not yet been defined by IASB.
[3]	Effective for annual periods beginning on or after January 1, 2022.